SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Structured payment arrangement - Reverse factoring arrangements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	4.35%	4.35%
The outstanding confirmed amount at the beginning of the year	¥ 64,120
The amount of obligation confirmed during the year	1,451,352	$ 204,419	¥ 646,399	¥ 61,900
The outstanding confirmed amount at the end of the year	¥ 98,109		¥ 64,120
Factoring program
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	10.50%	10.50%	9.00%	8.50%
The outstanding confirmed amount at the beginning of the year	¥ 64,120		¥ 46,900
The amount of obligation confirmed during the year	303,764		266,770
The amount of obligation paid during the year	(269,775)		(249,550)
The outstanding confirmed amount at the end of the year	¥ 98,109		¥ 64,120	¥ 46,900